CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       August 31, 2001
                                                   PRINCIPAL
                                                    AMOUNT
ISSUER                                          (000'S OMITTED)      VALUE
------------------------------------------------------------------------------
ASSET BACKED -- 3.7%
------------------------------------------------------------------------------
Links Finance Corp.*,
  3.73% due 10/15/01                               $300,000       $300,000,000
  6.69% due 11/13/01                                 75,000         75,000,000
  3.72% due 01/08/02                                100,000        100,000,000
  3.64% due 05/15/02                                250,000        249,991,233
  3.98% due 06/20/02                                100,000        100,000,000
MLMI*,
  3.61% due 11/27/01                                 39,730         39,729,617
Restructured Asset
  Securitization*,
  3.77% due 04/01/02                                260,000        260,000,000
SMM Trust*,
  3.76% due 10/22/01                                 57,000         57,000,000
                                                                --------------
                                                                 1,181,720,850
                                                                --------------
CERTIFICATES OF DEPOSIT (EURO) -- 1.1%
------------------------------------------------------------------------------
Barclays Bank,
  3.94% due 07/16/0                                 250,000         50,004,247
Bayerische Landesbank,
  5.39% due 01/16/0                                 250,000         50,001,804
Credit Agricole,
  6.75% due 09/28/01                                144,000        144,004,426
Landesbank Hess,
  4.55% due 03/25/02                                100,000        100,027,223
                                                                  ------------
                                                                   344,037,700
                                                                  ------------
CERTIFICATES OF DEPOSIT (YANKEE) -- 26.8%
------------------------------------------------------------------------------
American Express
  Centurion,
  3.71% due 12/12/01                                200,000        200,000,000
Bank One,
  6.68 % due 11/02/0                                150,000         50,002,039
Barclays Bank,
  3.59% due 09/24/01                                460,000        459,984,580
  4.50% due 04/01/02                                125,000        125,000,000
Bayerische Hypotheken,
  3.60% due 09/10/01                                500,000        500,000,000
  4.00% due 11/16/01                                500,000        500,000,000
Commerzbank,
  3.74% due 09/19/01                                346,000        346,009,902
  4.01% due 07/10/02                                200,000        200,000,000
Credit Agricole,
  6.72% due 09/18/01                                 67,000         67,002,289
  3.59% due 09/24/01                                230,000        229,992,290
Den Danske Bank,
  3.65% due 09/04/01                                100,000        100,000,000
  3.94% due 07/18/02                                 99,000         98,991,539

Deutsche Bank,
  3.59% due 09/24/01                                260,000        259,992,081
  4.78% due 03/15/02                                 80,000         79,987,605
  4.00% due 07/10/02                                300,000        300,000,000
Dresdner Bank,
  3.65% due 09/04/01                               $500,000       $500,000,000
  4.56% due 09/28/01                                 75,000         75,000,000
  3.87% due 11/19/01                                 75,000         74,363,063
Kredietbank,
  3.51% due 10/02/01                                500,000        500,000,000
Landesbank Baden,
  4.60% due 03/28/02                                150,000        150,040,469
Lloyds Bank PLC,
  3.65% due 09/04/01                                200,000        200,000,000
Merita Bank PLC,
  6.78% due 09/17/01                                200,000        199,996,676
  6.64% due 10/19/01                                100,000         99,997,502
  6.65% due 11/09/01                                200,000        199,992,819
  5.24% due 02/20/02                                171,000        170,995,510
Norddeutsche Landesbank,
  3.51% due 10/02/01                                499,000        499,000,000
Rabobank Nederland,
  5.28% due 01/14/02                                 70,000         70,007,475
Royal Bank, Scotland,
  6.01% due 09/11/01                                112,000        112,000,298
  4.04% due 07/30/02                                 85,000         84,939,988
Societe Generale,
  3.71% due 09/17/01                                100,000        100,000,220
  3.61% due 09/27/01                                150,000        150,000,000
Svenska Handelsbanken,
  6.80% due 09/05/01                                175,000        174,999,636
  4.01% due 11/23/01                                100,000        100,002,258
  3.86% due 05/14/02                                100,000        100,006,843
  3.62% due 08/29/02                                250,000        249,951,512
Toronto Dominion Bank,
  3.65% due 09/07/01                                200,000        200,000,000
  3.54% due 09/18/01                                243,000        243,000,000
UBS AG,
  6.01% due 09/04/01                                 72,300         72,300,220
  5.22% due 02/20/02                                122,000        121,988,930
  4.01% due 06/28/02                                125,000        125,220,337
  4.01% due 07/02/02                                 99,000         98,943,805
  3.99% due 07/10/02                                250,000        249,979,178
  3.81% due 07/29/02                                145,000        145,006,417
                                                                --------------
                                                                 8,584,695,481
                                                                --------------
COMMERCIAL PAPER -- 37.5%
------------------------------------------------------------------------------
Alpine Securitization Corp,
  3.60% due 09/04/01                                 65,758         65,738,273
Amstel Funding Corp,
  3.78% due 09/05/01                                278,326        278,209,103
  3.54% due 02/11/02                                320,322        315,195,024
Asset Securitization Corp.,
  3.70% due 09/14/01                                100,000         99,866,389
Black Forest Corp,
  3.56% due 09/18/01                                136,279        136,049,900

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                            August 31, 2001
                                                   PRINCIPAL
                                                    AMOUNT
ISSUER                                          (000'S OMITTED)       VALUE
-------------------------------------------------------------------------------
COMMERCIAL PAPER -- (CONT'D)
-------------------------------------------------------------------------------
Blue Ridge Asset,
  3.61% due 09/04/01                            $100,000         $    99,969,917
  3.67% due 09/04/01                             158,265             158,216,597
  3.67% due 09/05/01                             250,000             249,898,056
  3.61% due 09/07/01                             133,000             132,919,978
  3.55% due 09/14/01                             123,749             123,590,361
Brahms Funding Corp.,
  3.68% due 10/04/01                             268,963             268,056,931
  3.53% due 10/25/01                             354,456             352,579,155
  3.53% due 10/29/01                             260,000             258,521,322
CC USA Inc.,
  3.98% due 06/20/02                             100,000             100,000,000
Canadian Imperial Bank,
  3.50% due 09/21/01                             500,000             500,000,000
Centex Home
  Mortgage Corp.,
  3.87% due 09/04/01                              71,500              71,476,941
  3.78% due 09/07/01                              75,000              74,952,750
  3.69% due 10/02/01                              75,000              74,761,688
  3.67% due 10/09/01                              49,500              49,308,243
  3.67% due 10/10/01                              62,800              62,550,318
Commerzbank,
  3.40% due 12/03/013                             50,000             346,954,167
Compass Securities,
  3.67% due 02/11/02                             215,000             214,981,046
  3.60% due 02/15/02                              73,500              73,491,668
  3.58% due 02/19/02                             200,000             199,976,097
  3.66% due 02/11/02                             150,000             149,986,784
Edison Asset Securitization,
  3.67% due 09/06/01                             293,500             293,350,397
Four Winds Funding Corp.,
  3.60% due 09/17/01                             171,849             171,574,042
  3.65% due 05/15/02                             500,000             500,000,000
Giro Multi Funding Corp. ,
  3.55% due 09/07/01                              88,817              88,764,450
  3.53% due 09/17/01                             163,017             162,761,243
  3.67% due 09/20/01                             252,139             251,650,620
  3.50% due 10/12/01                             100,455             100,054,575
Harwood Funding Corp.,
  3.62% due 09/14/01                              78,704              78,601,115
  3.88% due 09/14/01                              71,354              71,254,025
Hatteras Funding Corp.,
  3.71% due 09/21/01                             210,726             210,291,670
  3.52% due 10/05/01                              75,721              75,469,270
  3.49% due 10/26/01                             100,572             100,035,756
International Nederland
  US Funding Corp.,
  3.96% due 11/16/01                             100,000              99,164,000

K2 USA LLC,
  3.88% due 11/28/01                              91,000              90,136,916
  3.64% due 01/15/02                             165,000             165,000,000
  3.76% due 02/01/02                             100,000             100,000,000
  3.67% due 02/13/02                              30,000              30,000,000
  3.64% due 02/15/02                             150,000             150,000,000
  3.64% due 05/15/02                             220,000             219,992,285
Market Funding Corp.,
  3.63% due 09/07/01                             102,781             102,718,818
  3.68% due 09/07/01                             276,319             276,149,523
  3.70% due 09/07/01                             146,081             145,991,038
Mica Funding LLC,
  3.55% due 09/20/01                             100,000              99,812,639
Moat Funding LLC,
  3.57% due 09/04/01                             178,400             178,346,925
  4.51% due 10/04/01                             305,000             303,739,079
Montauk Funding Corp,
  3.67% due 09/06/01                             200,000             199,898,056
Monte Rosa
  Capital Corp.,
  3.53% due 09/26/01                             100,000              99,754,860
Morgan Stanley
  Dean Witter Co.,
  3.70% due 10/09/01                             400,000             400,000,000
  3.70% due 12/07/01                             500,000             500,000,000
Moriarty Ltd.,
  4.48% due 10/17/01                             200,000             198,855,111
  3.87% due 11/26/01                             100,000              99,075,500
Ness LLC,
  3.91% due 11/23/01                              60,485              59,939,745
Nyala Funding LLC,
  3.47% due 11/14/01                             100,000              99,286,722
Pennine Funding,
  3.68% due 09/07/01                             124,000             123,923,947
Perry Global Funding,
  3.67% due 09/06/01                             179,539             179,447,485
  3.72% due 09/13/01                              40,000              39,950,400
  3.48% due 11/09/01                              97,840              97,187,407
Santander,
  3.64% due 12/11/01                             150,000             148,468,167
Siefunds Corp.,
  3.69% due 09/14/01                             150,000             149,800,125
Silver Tower US
  Funding LLC,
  3.82% due 09/05/01                             100,000              99,957,556
  3.47% due 11/14/01                             100,000              99,286,722
Special Purpose Accounts,
  3.56% due 09/17/01                              75,000              74,881,333
Surrey Funding Corp.,
  3.68% due 09/07/01                             400,000             399,754,667
  3.67% due 09/12/01                             200,000             199,775,722
Variable Funding
  Capital Corp.,
  3.65% due 10/12/01                             250,000             249,995,376
                                                                 ---------------
                                                                  12,041,347,995
                                                                 ---------------

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                        August 31, 2001
                                                   PRINCIPAL
                                                    AMOUNT
ISSUER                                          (000'S OMITTED)       VALUE
-------------------------------------------------------------------------------
CORPORATE NOTE -- 0.3%
-------------------------------------------------------------------------------
Merrill Lynch & Co. Inc.*,
  3.73% due 01/07/02                               $100,000       $   99,989,361
                                                                  --------------
MEDIUM TERM NOTES -- 9.2%
--------------------------------------------------------------------------------
Bear Stearns Cos. Inc.,
  3.73% due 09/19/01                                300,000          300,000,000
  3.78% due 02/06/02                                300,000          300,000,000
Credit Suisse,
  3.71% due 03/05/02                                300,000          300,000,000
  3.60% due 05/21/02                                500,000          500,000,000
Deere (John) Capital Corp.,
  3.66% due 02/08/02                                150,000          149,965,122
General Electric
  Capital Corp.,
  3.82% due 07/30/02                                100,000          100,000,000
Merrill Lynch & Co. Inc.,
  6.69% due 11/13/01                                100,000           99,998,101
  4.64% due 04/01/02                                250,000          249,978,916
Nationwide Building
  Societies,
  3.67% due 12/12/01                                115,000          115,000,000
Sigma Finance Corp.,
  3.71% due 10/05/01                                250,000          249,994,178
  6.71% due 10/16/01                                100,000          100,000,000
  3.62% due 02/15/02                                100,000           99,990,849
  3.72% due 03/06/02                                100,000           99,989,808
  3.63% due 03/15/02                                100,000           99,994,658
  4.05% due 06/13/02                                200,000          200,000,000
                                                                  --------------
                                                                   2,964,911,632
                                                                  --------------
PROMISSORY NOTE -- 2.8%
--------------------------------------------------------------------------------
Goldman Sachs Group,
  3.80% due 03/21/02                                500,000          500,000,000
  4.06% due 11/07/01                                400,000          400,000,000
                                                                  --------------
                                                                     900,000,000
                                                                  --------------
TIME DEPOSITS -- 3.8%
--------------------------------------------------------------------------------
BNP Paribas,
  3.70% due 09/04/01                                429,953          429,953,000
Chase Manhattan Bank,
  3.55% due 09/17/01                                293,000          293,000,000
  3.56% due 09/17/01                                500,000          500,000,000
                                                                  --------------
                                                                   1,222,953,000
                                                                  --------------

UNITED STATES GOVERNMENT AGENCY -- 14.4%
--------------------------------------------------------------------------------
Federal Home Loan Banks
  4.41% due 09/05/01                                 50,000           49,975,500
Federal Home Loan Banks
  5.11% due 01/29/02                                 93,000           92,965,603
Federal Home Loan
  Mortgage Association
  3.82% due 02/15/02                                150,000          147,341,916
Federal Home Loan
  Mortgage Association
  3.78% due 03/01/02                                 93,000           91,232,535
Federal Home Loan
  Mortgage Association
  4.12% due 03/15/02                                 47,956           46,885,782
Federal Home Loan
  Mortgage Association
  4.34% due 03/28/02                                105,000          102,367,067
Federal Home Loan
  Mortgage Association
  3.92% due 05/23/02                                 62,000           60,217,707
Federal Home Loan
  Mortgage Association
  3.52% due 06/26/02                                  3,160            3,067,925
Federal Home Loan
  Mortgage Association
  3.55% due 06/26/02                                 80,250           77,891,765
Federal Home Loan
  Mortgage Association
  3.68% due 06/26/02                                 83,000           80,471,636
Federal Home Loan
  Mortgage Association
  3.69% due 06/26/02                                120,375          116,703,128
Federal Home Loan
  Mortgage Association
  3.70% due 06/26/02                                100,000           96,937,222
Federal Home Loan
  Mortgage Association
  3.50% due 06/28/02                                 40,123           38,952,746
Federal Home Loan
  Mortgage Association
  3.52% due 06/28/02                                 13,713           13,310,752
Federal Home Loan
  Mortgage Association
  3.68% due 06/28/02                                 30,968           30,018,315
Federal Home Loan
  Mortgage Association
  3.69% due 06/28/02                                 46,100           44,684,346
Federal Home Loan
  Mortgage Association
  3.63% due 07/18/02                                140,000          135,482,667
Federal Home Loan
  Mortgage Association
  6.63% due 08/15/02                                100,000          102,841,033
Federal National
  Mortgage Association
  4.38% due 09/06/01                                 67,900           67,858,694
Federal National
  Mortgage Association
  4.48% due 09/13/01                                100,000           99,850,666

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                            August 31, 2001
                                                   PRINCIPAL
                                                    AMOUNT
ISSUER                                          (000'S OMITTED)       VALUE
-------------------------------------------------------------------------------
UNITED STATES
GOVERNMENT AGENCY -- (CONT'D)
-------------------------------------------------------------------------------
Federal National
  Mortgage Association
  6.44% due 11/21/01                          $185,000           $   184,978,630
Federal National
  Mortgage Association
  5.15% due 02/08/02                           100,000                97,824,444
Federal National
  Mortgage Association
  4.08% due 03/05/02                           393,000               384,760,100
Federal National
  Mortgage Association
  3.87% due 03/08/02                            50,000                48,989,500
Federal National
  Mortgage Association
  4.30% due 03/22/02                            99,000                96,611,350
Federal National
  Mortgage Association
  3.79% due 04/01/02                           103,746               101,430,505
Federal National
  Mortgage Association
  3.97% due 04/01/02                            50,000                48,831,056
Federal National
  Mortgage Association
  3.79% due 04/05/02                            49,940                48,804,364
Federal National
  Mortgage Association
  4.30% due 04/05/02                           100,000                97,420,000
Federal National
  Mortgage Association
  4.35% due 04/05/02                            40,000                38,956,000
Federal National
  Mortgage Association
  3.65% due 04/19/02                           117,825               115,077,386
Federal National
  Mortgage Association
  3.93% due 05/17/02                           100,000                97,183,500
Federal National
  Mortgage Association
  3.95% due 07/05/02                           100,000               100,000,000
Federal National
  Mortgage Association
  6.48% due 11/02/01                           100,000                99,989,978
United States
  Treasury Bills
  3.28% due 02/28/02                           285,000               280,326,000
United States
  Treasury Notes
  6.50% due 02/28/02                           150,000               151,943,793
United States
  Treasury Notes
  6.38% due 04/30/02                           200,000               203,716,263

United States
  Treasury Notes
  6.63% due 05/31/02                           702,000               716,363,192
United States
  Treasury Notes
  6.38% due 06/30/0                            257,000                58,175,415
United States
  Treasury Notes
  6.25% due 07/31/02                           150,000               153,176,326
                                                                 ---------------
                                                                   4,623,614,807
                                                                 ---------------
TOTAL INVESTMENTS,
  AT AMORTIZED COST                               99.6%           31,963,270,826
OTHER ASSETS,
  LESS LIABILITIES                                 0.4               110,072,100
                                                 -----           ---------------
NET ASSETS                                       100.0%          $32,073,342,926
                                                 =====           ===============

* Variable interest rate -- subject to periodic change.

See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2001
================================================================================
ASSETS:
Investments at value (Note 1A)                                   $31,963,270,826
Cash                                                                   4,893,852
Interest receivable                                                  207,306,261
--------------------------------------------------------------------------------
  Total assets                                                    32,175,470,939
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                     99,150,000
Payable to affiliate--Investment Advisory fee (Note 2A)                2,290,559
Accrued expenses and other liabilities                                   687,454
--------------------------------------------------------------------------------
   Total liabilities                                                 102,128,013
--------------------------------------------------------------------------------
NET ASSETS                                                       $32,073,342,926
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                         $32,073,342,926
================================================================================


See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2001
================================================================================
INTEREST INCOME (Note 1B)                                         $1,198,994,244

EXPENSES:
Investment Advisory fees (Note 2A)                   $ 33,478,626
Administrative fees (Note 2B)                          11,159,542
Custody and fund accounting fees                        4,400,082
Trustees' fees                                             98,376
Legal fees                                                 93,109
Audit fees                                                 43,666
Other                                                      66,019
--------------------------------------------------------------------------------
  Total expenses                                       49,339,420
Less: aggregate amounts waived by Investment Adviser
  and Administrator (Notes 2A, and 2B)               (26,928,122)
Less: fees paid indirectly (Note 1F)                     (83,264)
--------------------------------------------------------------------------------
  Net expenses                                                        22,328,034
--------------------------------------------------------------------------------
Net investment income                                             $1,176,666,210
================================================================================

See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS




                                                    YEAR ENDED AUGUST 31,
                                              ----------------------------------

                                                  2001                 2000
================================================================================
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
Net investment income                     $  1,176,666,210       $  882,959,245
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                 82,462,468,791       58,289,540,600
Value of withdrawals                       (65,958,132,709)     (59,709,503,859)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  capital transactions                      16,504,336,082       (1,419,963,259)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS       17,681,002,292         (537,004,014)
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                         14,392,340,634       14,929,344,648
--------------------------------------------------------------------------------
End of period                             $ 32,073,342,926      $14,392,340,634
================================================================================
See notes to financial statements

CASH RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS



                                                         YEAR ENDED AUGUST 31,
                                 ----------------------------------------------------------------
                                   2001        2000          1999           1998         1997
=================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets
  (000's omitted)                $32,073,343  $14,392,341   $14,929,345   $8,805,910   $7,657,400
Ratio of expenses to
  average net assets                    0.10%        0.10%         0.10%        0.10%        0.10%
Ratio of net investment
  income to average
  net assets                            5.27%        5.93%         5.13%        5.65%        5.57%

Note:  If agents of the  Portfolio  had not  voluntarily  waived a portion  of their  fees for the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average
  net assets                            0.22%        0.22%         0.22%        0.22%        0.23%
Net investment income
  to average net assets                 5.15%        5.81%         5.01%        5.53%        5.44%
================================================================================================

See notes to financial statements

CASH RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES Cash Reserves Portfolio (the "Portfolio") is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the "Manager") acts as the Investment Adviser and Administrator. On April 1, 2001 Citibank N.A. transferred its asset management business, including management of the Funds, to its newly formed affiliate, the Manager.

     The preparation of financial statements in accordance with United States of America generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended (1940 Act). This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the U.S. Investment Company Act of 1940.

     B. INTEREST INCOME AND EXPENSES Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Administrator.

     C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreements' underlying investments to ensure the existence of a proper level of collateral.

     E. OTHER Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

     F. FEES PAID INDIRECTLY The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to mea-

CASH RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

sure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

2. INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES

     A. INVESTMENT ADVISORY FEE The investment advisory fees paid to the Manager, as compensation for overall investment management services, amounted to $33,478,626 of which $15,768,580 was voluntarily waived for the year ended August 31, 2001. The investment advisory fees are computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

     B. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $11,159,542, all of which were voluntarily waived for the year ended August 31, 2001. The Portfolio pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, maturities and sales of money market instruments aggregated $532,501,641,412 and $515,175,730,122, respectively, for the year ended August 31, 2001.

4. LINE OF CREDIT The Portfolio, along with other funds in the fund family, entered into an agreement with a bank which allows the funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 2001, the commitment fee allocated to the Portfolio was $43,206. Since the line of credit was established, there have been no borrowings.

CASH RESERVES PORTFOLIO
INDEPENDENT AUDITORS' REPORT


TO THE TRUSTEES AND INVESTORS OF
CASH RESERVES PORTFOLIO:

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Reserves Portfolio (the "Portfolio") at August 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2001 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 12, 2001


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